Shareholders' Equity (Schedule of Shares) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Common shares [Member]
Rollforward Of Shares [Abstract]
Shares issued and outstanding, beginning of the year	118,041	121,430
Common shares issued, during the year	0	0
Common shares issued on exercise of options, during the year	28	141
Common shares issued on exercise of warrants, during the year	0	67
Repurchase of common shares, during the year	(3,155)	(3,622)
Restricted common shares purchased, during the year	(50)	(185)
Restricted common shares forfeited, during the year	23	0
Restricted common shares vested, during the year	107	210
Shares issued and outstanding, end of year	114,994	118,041
Restricted shares [Member]
Rollforward Of Shares [Abstract]
Shares issued and outstanding, beginning of the year	252	277
Restricted common shares purchased, during the year	50	185
Restricted common shares forfeited, during the year	(23)	0
Restricted common shares vested, during the year	(107)	(210)
Shares issued and outstanding, end of year	172	252